Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Sep. 30, 2018	Oct. 31, 2017	Sep. 30, 2017	Oct. 31, 2016
ASSETS
Other assets, net	$ 15,596		$ 13,264
Total assets	1,334,903		1,278,995		$ 1,176,967
LIABILITIES
Other liabilities	19,190		20,470
Total liabilities	1,254,863		1,203,805
Stockholders' equity	80,040		75,190		$ 74,214
Total liabilities and stockholders' equity	$ 1,334,903		$ 1,278,995
TD Ameritrade [member]
ASSETS
Receivables from brokers, dealers, and clearing organizations		$ 1,809		$ 1,721
Receivables from clients, net		29,773		22,127
Other assets, net		17,811		25,985
Total assets		49,393		49,833
LIABILITIES
Payable to brokers, dealers, and clearing organizations		3,923		3,230
Payable to clients		30,126		32,391
Other liabilities		4,809		4,862
Total liabilities		38,858		40,483
Stockholders' equity		10,535		9,350
Total liabilities and stockholders' equity		$ 49,393		$ 49,833